Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 27, 2017	Nov. 30, 2017	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information [Line Items]
Cash interest paid including realized losses on the interest rate swap agreements				$ 47,600	$ 26,400	$ 38,500
Business acquisition, equity interest issued or issuable, number of shares (in shares)			2,155,172
TIL
Supplemental Cash Flow Information [Line Items]
Cash acquired in TIL acquisition	$ 37,600			$ 0	$ 30,831	$ 0
Transaction costs	$ 6,900
TIL | Class A
Supplemental Cash Flow Information [Line Items]
Business acquisition, equity interest issued or issuable, number of shares (in shares)	88,977,544	88,977,544